Share-Based Awards and Options - Share Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013	May. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 21.1	$ 29.8	$ 18.4
Income tax benefit	$ (6.9)	$ (7.1)	$ (5.6)
Stock Option Plan 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)				14,000,000